Consolidated Statements of Profit or Loss (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Profit or loss [abstract]
Net impairment charge/ (reversal) on cost of sales	₨ 26,181	$ 345		₨ 146,821
Asset under construction written off	701	9	₨ 2,440
Reversal of impairment loss recognised in profit or loss	₨ 62,745	$ 827